Significant accounting policies - Additional information (Detail) - PEN (S/)		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Jan. 01, 2017	Dec. 31, 2016
Disclosure of Significant accounting policies [Line Items]
Decrease to Intangibles and goodwill, net and Insurance contract liabilities				S/ 195,339,000
Net premiums earned		S/ 426,608,000	S/ 328,566,000	259,349,000
Unrealized results, net		442,905,000	121,686,000	(254,770,000)			S/ (463,118,000)
Recognized net income		8,467,000	9,158,000	7,884,000
Transfer of Investment property to Property, furniture and equipment		S/ 20,029,000	6,453,000	4,037,000
Bottom of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period		4 years
Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period		5 years
First Application of SPP-S-2017 and SPP-I-2017 Tables [Member]
Disclosure of Significant accounting policies [Line Items]
Net premiums earned	S/ 144,777,000
Application of Matching Adjustement [Member]
Disclosure of Significant accounting policies [Line Items]
Unrealized results, net					S/ 423,080,000
Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]
Disclosure of Significant accounting policies [Line Items]
Unrealized results, net		S/ (923,855,000)	S/ 75,575,000	S/ (675,095,000)		S/ (479,476,000)	S/ (479,476,000)